DESCRIPTION OF BUSINESS AND ORGANIZATION	12 Months Ended
Dec. 31, 2012
DESCRIPTION OF BUSINESS AND ORGANIZATION [Abstract]
DESCRIPTION OF BUSINESS AND ORGANIZATION
1.	DESCRIPTION OF BUSINESS AND ORGANIZATION

China Gerui Advanced Materials Group Limited ("the Company" or "China Gerui") holdings are comprised of Wealth Rainbow, also a holding company and Henan Green, an operating company and a leading China-based specialty precision cold-rolled steel producer. Through its investment in these entities, the Company manufactures and sells specialty, high-end, high precision, ultra thin, high strength, cold-rolled, narrow and wide strip steel products that are characterized by stringent performance and specification requirements that mandate a high degree of manufacturing and engineering expertise, and are extensively used in the manufacturing industry throughout mainland China. The Company's products are not standardized commodity products, but are tailored to customers' requirements and then incorporated into products they and end-users make for various applications. The Company sells its products to its customers in the People's Republic of China (PRC) and to a limited extent to customers outside the PRC in a diverse range of industries, including the food packaging, telecommunication, electrical appliance, and construction materials industries.

The consolidated financial statements include the financial statements of China Gerui and its subsidiaries (together referred to as the "Group"). The Company owns 100% equity interests directly and indirectly, in two subsidiaries, namely Wealth Rainbow and Henan Green. The organization chart of the Group is as follows:

Details of the Company's subsidiaries which are included in these consolidated financial statements are as follows:

Percentage of
	Place and date of	ownership
Subsidiaries' names	incorporation	by the Company	Principal activities

Wealth Rainbow Development Limited "Wealth Rainbow"	Hong Kong, People's Republic of China ("PRC") March 1, 2007	100%	Intermediate holding company

Henan Green Complex Materials Co., Ltd. "Henan Green"	PRC December 31, 2000	100% (through Wealth Rainbow)	Operating entity

Revisions to the Consolidated Financial Statements

The business combination and related deposits in previous consolidated financial statements for the year ended December 31, 2012 dated April 30, 2013 have been re-characterized as an acquisition of future land use rights as the Company has determined that this presentation better reflects the substance of the transaction.. As a result, certain revisions were made to the notes to the consolidated financial statements which are reflected in Notes 10, 17, 22. In addition, the Company revised the consolidated balance sheet as of December 31, 2012 by reclassifying amounts totaling $24,076,660 previously reported as "Deposit on acquisition of business" to "Deposits on acquisition of future land use right" and revised certain cash flows from investing activities in the consolidated statement of cash flows for the year ended December 31, 2012 by reclassifying amounts totaling $11,112,875 from "Deposit payment to investing business" to "Payment of acquisition of future land use right."